Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000030198 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030198 | Agency Risk Transfer Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030198 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030198 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030198 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030198 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030198 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030198 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030198 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000030198 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000030197 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030197 | Agency Risk Transfer Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030197 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030197 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030197 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030197 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030197 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030197 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030197 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000030197 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000030205 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000030205 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030205 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030205 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030205 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030205 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030205 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030205 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030205 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030205 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030206 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000030206 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030206 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030206 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030206 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030206 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030206 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030206 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030206 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030206 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000212356 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000212356 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212356 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000212356 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212356 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212356 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212356 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212356 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212356 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212356 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030207 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000030207 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030207 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030207 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030207 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030207 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030207 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030207 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030207 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030207 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.10%